COMMITMENTS AND CONTINGENCIES (Details Narrative) $ in Thousands	Dec. 31, 2018 CAD ($)
Commitments And Contingencies Details Narrative Abstract
Outstanding letters of credit	$ 24,135
Outstanding performance bonds	$ 790